Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance Disclosure, Table

Pay vs.

Performance

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Compensation Table Total for Non-PEO NEOs ($)	Actually Paid to Non-PEO NEOs(2)	Total Shareholder Return (“TSR”) ($)	Peer Group Total Shareholder Return(3) ($)	Net Income (Loss) ($) in 000s	Core FFO(4) per Share ($)
2025	5,757,342	6,002,426	1,545,195	1,642,846	68.56	54.52	(83,620)	1.41
2024	5,698,958	10,643,820	1,692,067	2,561,983	73.91	66.63	(79,069)	1.49
2023	7,150,720	4,506,668	1,712,760	1,199,819	53.88	65.05	(48,377)	1.74
2022	4,026,288	495,657	1,309,186	412,585	63.16	61.11	146,830	2.00
2021	3,560,678	4,888,145	1,411,844	1,731,390	118.62	112.11	(1,167)	1.97

(1)	Compensation actually paid” to our Principal Executive Officer (PEO) in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
(2)	Average “Compensation actually paid” to our non-PEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
(3)	The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2025, 2024, 2023 and 2022 assuming the 2021 Peer Group had been used would have been $51.87, $60.90, $64.45 and $63.30, respectively.
(4)	See the definition of Core FFO and the reconciliation of GAAP net income applicable to common stock to Core FFO for the year ended December 31, 2025 in Appendix B.

	2021	2022	2023	2024	2025
PEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	3,560,678	4,026,288	7,150,720	5,698,958	5,757,342
Less: Stock and Option Award Values Reported in Summary Compensation	(2,040,930)	(2,478,040)	(5,377,973)	(3,739,478)	(3,766,342)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,983,364	1,107,509	3,157,586	6,581,983	4,267,560
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year That Vested in the Covered Year	200,003	262,506	397,503	--	--
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	1,093,881	(2,257,626)	(674,307)	2,167,159	(540,556)
Change in Fair Value of Outstanding Vested Stock and Option Awards from Prior Years	91,149	(164,980)	(146,861)	(64,802)	284,422
Compensation Actually Paid	4,888,145	495,657	4,506,668	10,643,820	6,002,426
	2021	2022	2023	2024	2025
Non-PEO NEOs*
Summary Compensation Table Total Compensation	1,411,844	1,309,186	1,712,760	1,692,067	1,545,195
Less: Stock and Option Award Values Reported in Summary Compensation	(616,240)	(551,037)	(917,860)	(511,159)	(664,648)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	592,009	246,142	538,479	592,564	753,098
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year That Vested in the Covered Year	68,321	71,882	70,036	151,748	--
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	211,000	(637,083)	(176,112)	546,076	(115,138)
Change in Fair Value of Outstanding Vested Stock and Option Awards from Prior Years	64,456	(26,505)	(27,484)	90,687	124,339
Compensation Actually Paid	1,731,390	412,585	1,199,819	2,561,983	1,642,846

*	For the years ended December 31, 2021 - 2023, the Non-PEO NEOs included Robert E. Bowers, Christopher A. Kollme, George M. Wells, and Robert K. Wiberg. The year ended December 31, 2024 also includes Sherry L. Rexroad. The year ended December 31, 2025 includes Christopher A. Kollme, Laura P. Moon, Sherry L. Rexroad, and George M Wells.

Equity Valuations: Deferred Stock Unit Award grant date fair values were calculated based on the closing price as of the grant date; Deferred Stock Unit Award vesting date fair values were calculated based on the closing stock price as of the vest date and adjusting for any accrued dividend rights; Performance Share Program Award grant date fair values and fair values as of each respective period end were determined utilizing a Monte Carlo valuation model that models the plan’s potential payoff depending on our and our peer’s group’s future stock price movements; fair values of Performance Share Program Awards as of each vesting date were determined based on our closing stock price as of the vesting date adjusted for any accrued dividends.

Company Selected Measure Name		Core FFO
Peer Group Issuers, Footnote		The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2025, 2024, 2023 and 2022 assuming the 2021 Peer Group had been used would have been $51.87, $60.90, $64.45 and $63.30, respectively.
PEO Total Compensation Amount		$ 5,757,342	$ 5,698,958	$ 7,150,720	$ 4,026,288	$ 3,560,678
PEO Actually Paid Compensation Amount	[1]	$ 6,002,426	10,643,820	4,506,668	495,657	4,888,145
Adjustment To PEO Compensation, Footnote [Text Block]
(1)	Compensation actually paid” to our Principal Executive Officer (PEO) in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
	2021	2022	2023	2024	2025
PEO (C. Brent Smith for all periods)
Summary Compensation Table Total Compensation	3,560,678	4,026,288	7,150,720	5,698,958	5,757,342
Less: Stock and Option Award Values Reported in Summary Compensation	(2,040,930)	(2,478,040)	(5,377,973)	(3,739,478)	(3,766,342)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	1,983,364	1,107,509	3,157,586	6,581,983	4,267,560
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year That Vested in the Covered Year	200,003	262,506	397,503	--	--
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	1,093,881	(2,257,626)	(674,307)	2,167,159	(540,556)
Change in Fair Value of Outstanding Vested Stock and Option Awards from Prior Years	91,149	(164,980)	(146,861)	(64,802)	284,422
Compensation Actually Paid	4,888,145	495,657	4,506,668	10,643,820	6,002,426

Non-PEO NEO Average Total Compensation Amount	[2]	$ 1,545,195	1,692,067	1,712,760	1,309,186	1,411,844
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 1,642,846	2,561,983	1,199,819	412,585	1,731,390
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Average “Compensation actually paid” to our non-PEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
	2021	2022	2023	2024	2025
Non-PEO NEOs*
Summary Compensation Table Total Compensation	1,411,844	1,309,186	1,712,760	1,692,067	1,545,195
Less: Stock and Option Award Values Reported in Summary Compensation	(616,240)	(551,037)	(917,860)	(511,159)	(664,648)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year and Unvested at Year End	592,009	246,142	538,479	592,564	753,098
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year That Vested in the Covered Year	68,321	71,882	70,036	151,748	--
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	211,000	(637,083)	(176,112)	546,076	(115,138)
Change in Fair Value of Outstanding Vested Stock and Option Awards from Prior Years	64,456	(26,505)	(27,484)	90,687	124,339
Compensation Actually Paid	1,731,390	412,585	1,199,819	2,561,983	1,642,846

*	For the years ended December 31, 2021 - 2023, the Non-PEO NEOs included Robert E. Bowers, Christopher A. Kollme, George M. Wells, and Robert K. Wiberg. The year ended December 31, 2024 also includes Sherry L. Rexroad. The year ended December 31, 2025 includes Christopher A. Kollme, Laura P. Moon, Sherry L. Rexroad, and George M Wells.

Compensation Actually Paid vs. Total Shareholder Return		Compensation Actually Paid vs. PDM TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income		Compensation Actually Paid vs. Net Income / Loss
Compensation Actually Paid vs. Company Selected Measure		Compensation Actually Paid vs. Core FFO Per Share
Total Shareholder Return Vs Peer Group
Tabular List, Table

For 2025, the most important financial performance measures that we used to link our NEO’s compensation, including our CEO’s, to our financial performance were as follows:

•	Our 3-year TSR relative to the 3-year TSR of our defined peer group;

•	Core FFO per share relative to budget;

•	Leasing volume, with an emphasis on new tenant leasing;

•	Net debt to Core EBITDA ratio relative to budget; and

•	Same Store NOI - Cash basis relative to budget.

Total Shareholder Return Amount		$ 68.56	73.91	53.88	63.16	118.62
Peer Group Total Shareholder Return Amount	[4]	54.52	66.63	65.05	61.11	112.11
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest		$ (83,620,000)	$ (79,069,000)	$ (48,377,000)	$ 146,830,000	$ (1,167,000)
Company Selected Measure Amount | $ / shares	[5]	1.41	1.49	1.74	2.00	1.97
PEO Name		C. Brent Smith	C. Brent Smith	C. Brent Smith	C. Brent Smith	C. Brent Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Our 3-year TSR relative to the 3-year TSR of our defined peer group
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Core FFO per share relative to budget;
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Leasing volume, with an emphasis on new tenant leasing;
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Net debt to Core EBITDA ratio relative to budget; and
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Same Store NOI - Cash basis relative to budget.
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (3,766,342)	$ (3,739,478)	$ (5,377,973)	$ (2,478,040)	$ (2,040,930)
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,267,560	6,581,983	3,157,586	1,107,509	1,983,364
PEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				397,503	262,506	200,003
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(540,556)	2,167,159	(674,307)	(2,257,626)	1,093,881
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		284,422	(64,802)	(146,861)	(164,980)	91,149
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(664,648)	(511,159)	(917,860)	(551,037)	(616,240)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	753,098	592,564	538,479	246,142	592,009
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]		151,748	70,036	71,882	68,321
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	(115,138)	546,076	(176,112)	(637,083)	211,000
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[2]	$ 124,339	$ 90,687	$ (27,484)	$ (26,505)	$ 64,456

[1]	Compensation actually paid” to our Principal Executive Officer (PEO) in each of the years included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
[2]	For the years ended December 31, 2021 - 2023, the Non-PEO NEOs included Robert E. Bowers, Christopher A. Kollme, George M. Wells, and Robert K. Wiberg. The year ended December 31, 2024 also includes Sherry L. Rexroad. The year ended December 31, 2025 includes Christopher A. Kollme, Laura P. Moon, Sherry L. Rexroad, and George M Wells.
[3]	Average “Compensation actually paid” to our non-PEO NEOs in each of year included in the table above was calculated as set forth in the table below, as determined in accordance with SEC rules. For awards with dividend rights, these amounts are paid in cash once the underlying award vests, and are incorporated as applicable in the table below. The dollar amounts reflected in the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee with regard to our non-PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis section of the proxy statements reporting pay for the fiscal years covered in the table above.
[4]	The Peer Groups utilized for this analysis are the same Peer Groups used for our Performance Share Programs as further described above under Long-Term Incentive Compensation Plan — Performance Share Program. Peer Group Total Shareholder Return for 2025, 2024, 2023 and 2022 assuming the 2021 Peer Group had been used would have been $51.87, $60.90, $64.45 and $63.30, respectively.
[5]	See the definition of Core FFO and the reconciliation of GAAP net income applicable to common stock to Core FFO for the year ended December 31, 2025 in Appendix B.